Share Based Compensation - Options Valuation Assumptions (Details) - Stock options	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)	6 years 29 days	6 years 29 days
Risk-free interest rate minimum (percentage)	2.70%	3.00%	0.31%	1.39%
Risk-free interest rate maximum (percentage)	3.09%	2.61%	1.66%	2.66%
Expected volatility minimum (percentage)	69.52%	68.15%	76.38%	72.30%
Expected volatility maximum (percentage)	71.26%	72.99%	81.45%	76.22%
Expected dividend yield (percentage)	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)			5 years 3 months 7 days	5 years 3 months 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)			6 years 29 days	6 years 29 days